Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2019
Labor and Social Obligations
Summary of claims and benefits paid

	2019	2018
Bonuses	28,045	2,897
Payroll and social charges	17,763	4,519
Payroll accruals	18,998	6,597
Other labor	6,506	1,875
	71,312	15,888
Current	68,511	15,888
Non-current	2,801	—

Arco plan
Labor and Social Obligations
Summary of assumptions used to determine the fair value of options

The following table list the inputs to the model used for the Arco plan:

Dividend yield (%)	2.41
Expected volatility (%)	186.61
Risk-free interest rate (%)	8.01
Expected life of share options (years)	6.00
Weighted average share price (R$)	12.67
Model used	Black & Scholes

Summary of movements of share options

The following table illustrates the number and movements of share options during the period:

		Average
		exercise
	Number of	price per
	share	share
	options	option
Outstanding at December 31, 2018	1,091,039	12.56
Exercised	(1,091,039)	12.68
Outstanding at December 31, 2019	—	—

International school plan
Labor and Social Obligations
Summary of assumptions used to determine the fair value of options

The following table details the assumptions used to determine the fair value of the share options under the International School share option plans:

Date of grant	08/04/2017
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (reais) on the grant date	10.65
Model used	Black & Scholes

RSU plan
Labor and Social Obligations
Schedule of restricted stocks issued by vesting date

Final vesting	Quantity of
date	stocks
28/09/2019	193,563
30/06/2020	3,086
28/09/2020	193,563
28/09/2021	193,563
Total	583,775

Summary of movements of restricted stock

The following table reflects the movements from the grant date until December 31, 2019:

Number of
share
options
Outstanding at December 31, 2018	—
Granted	583,775
Exercised	(188,089)
Effectively forfeited	(36,913)
Estimated forfeited	(21,588)
Outstanding at December 31, 2019	337,185

Summary of equity instruments on grant date fair value

	Total shares	Total shares	Average fair value at
Grant date	granted	outstanding	grant date	Average
30/04/2019	542,760	310,516	68,800	126.76
30/06/2019	1,543	1,450	274	177.71
30/06/2019	1,543	1,450	319	206.66
15/10/2019	37,929	23,769	7,593	200.18
Total	583,775	337,185	76,986